Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended			4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2012 Employee
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 25,300,000,000	$ 22,900,000,000
Define benefits postretirement plans amortized from accumulated other comprehensive income	300,000,000
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)	10
Number of unallocated shares of common stock in ESOP	0
Number of allocated shares of common stock in ESOP	61,000,000
Total savings plan cost	900,000,000	1,000,000,000	700,000,000
Severance, Pension and Benefit (Credits) Charges	7,507,000,000	(6,232,000,000)	7,186,000,000
Discount Rate	4.20%	5.00%	4.20%	4.20%	5.00%
Expected return on plan assets			7.50%
Severance, pension and benefit charges	500,000,000
Return Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	70.00%
Liability Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	30.00%
Qualified pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer	1,500,000,000
Defined benefit plan contributions by employer in next fiscal year	700,000,000
Non qualified pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer	100,000,000
Defined benefit plan contributions by employer in next fiscal year	100,000,000
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer	700,000,000
Defined benefit plan contributions by employer in next fiscal year	800,000,000
Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc.
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer				2,600,000,000
Number of Retirees Covered Under Group Annuity Contract						41,000
Charges Primarily Driven By Increase In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges		(4,300,000,000)
Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges	600,000,000	(500,000,000)	700,000,000
Expected return on plan assets	7.25%		7.50%
Actual return on assets	10.50%	8.60%	10.00%
Charges Primarily Driven By Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges	1,800,000,000	(1,400,000,000)
Charges Primarily Driven By Decrease In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges	5,200,000,000		5,300,000,000
Annuitization Benefit
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges			1,000,000,000
Severance charges to management employees
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges			$ 400,000,000